Taxes on Income	12 Months Ended
Dec. 31, 2018
Taxes On Income
TAXES ON INCOME

NOTE 17:- TAXES ON INCOME

a.	Corporate tax rates:

Israeli taxation:

Corporate tax rate in Israel in 2018 was 23%, 2017 - 24% and in 2016 was 25%.

On January 4, 2016, the Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018

The Company estimates that the effect of the change in tax rates will have no impact on the financial statements.

b.	Final tax assessments:

The Company received final tax assessments through 2013.

The related company, Eye-Fite, tax assessment through 2013 is considered as final.

c.	Net operating carryforward losses for tax purposes and other temporary differences:

As of December 31, 2018 the Company and Eye-Fite had carryforward losses amounting to approximately USD 99,715 and Nil, respectively.

d.	Deferred taxes:

The Company did not recognize deferred tax assets for carryforward losses and other temporary differences because their utilization in the foreseeable future is not probable.